Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Franchisor Disclosure [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
Franchised clinics:	2015	2014	2015	2014
Clinics open at beginning of period	241	192	242	175
Opened during the period	10	23	23	41
Acquired during the period	(11)	-	(21)	-
Closed during the period	(1)	-	(5)	(1)
Clinics in operation at the end of the period	239	215	239	215

Franchises sold but not yet operational	230	250	230	250
	Three Months Ended June 30,		Six Months Ended June 30,
Corporate owned or managed clinics:	2015	2014	2015	2014
Clinics open at beginning of period	12	-	4	-
Acquired during the period	11	-	21	-
Closed during the period	-	-	(2)	-
Clinics in operation at the end of the period	23	-	23	-

Total clinics in operation at the end of the period	262	215	262	215

	Year Ended December 31,
	2014	2013
Clinics open at beginning of period	175	82
Clinics opened during the period	73	93
Clinics closed during the period	(2)	-
Clinics in operation at the end of the period	246	175

Clinics sold but not yet operational	268	223

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014

Net income (loss)	$(1,855,870)	$(133,749)	$(3,759,593)	$(261,646)

Weighted average common shares outstanding - basic	9,768,230	4,819,902	9,734,115	4,815,754
Effect of dilutive securities:
Stock options	-	-	-	-
Weighted average common shares outstanding - diluted	9,768,230	4,819,902	9,734,115	4,815,754

Basic and diluted loss per share	$(0.19)	$(0.03)	$(0.39)	$(0.05)

	Year Ended December 31,
	2014	2013

Net income (loss)	$(3,031,220)	$155,635

Weighted average common shares outstanding - basic	5,451,851	5,313,665
Effect of dilutive securities:
Stock options	-	21,732
Shares issuable on conversion of preferred stock	-	1,335,000
Weighted average common shares outstanding - diluted	5,451,851	6,670,397

Basic earnings per share	$(0.56)	$0.03
Diluted earnings per share	$(0.56)	$0.02

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Unvested restricted stock	453,846	116,818	453,846	116,818
Stock options	376,275	271,895	376,275	271,895
Warrants	90,000	-	90,000	-

	Year Ended December 31,
	2014	2013
Unvested restricted stock	590,873	-
Stock options	312,995	-
Warrants	90,000	-